Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
CONCENTRATION OF RISK
Summary of the revenue information of the Group

	Year Ended December 31,
	2014	2015	2016
	$	$	$
E-commerce	326,679,871	420,552,177	419,023,733
Online advertising	155,049,818	134,229,255	117,948,842
Listing	14,293,184	21,022,504	22,538,535

	496,022,873	575,803,936	559,511,110

Accounts receivable | Customer risk
CONCENTRATION OF RISK
Schedule of concentration risk
	As of December 31,
	2015	2016
	$	$
Customer A	14,011,827	11,694,364